Expense Example {- Fidelity Series Overseas Fund} - 10.31 Fidelity Series Overseas Fund PRO-03 - Fidelity Series Overseas Fund - Fidelity Series Overseas Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13